Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Machinery and equipment	Office furbishing and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2019	$3,616,762	$7,128,146	$7,062,322	$17,905,064	$327,937	$-	$-	$36,040,231
Additions	38,876	62,626	136,497	25,237	-	285,510	860,026	1,408,772
Disposals	(2,365)	(1,363,245)	(26,512)	(16,570)	(2,774)	-	-	(1,411,466)
Transfers in (out)	-	(44,953)	(1,164,305)	-	(311,237)	1,520,495	-	-
Exchange differences	(4,166)	(68,734)	(56,194)	(27,969)	(13,926)	77,111	24,924	(68,954)
At December 31, 2020	$3,649,107	$5,713,840	$5,951,808	$17,885,762	$-	$1,883,116	$884,950	$35,968,583
Additions	35,194	66,707	82,307	400,506	259,590	27,546	4,913,655	5,785,505
Disposals	(78,156)	(96,666)	(18,519)	(240,660)		(5,777)	(58,160)	(497,938)
Exchange differences	(366,462)	(575,380)	(603,152)	(1,811,740)	(10,904)	(190,959)	(371,375)	(3,929,972)
At December 31, 2021	$3,239,683	$5,108,501	$5,412,444	$16,233,868	$248,686	$1,713,926	$5,369,070	$37,326,178

Accumulated Depreciation
At December 31, 2019	$2,735,649	$6,385,994	$5,234,288	$12,554,324	$-	$-	$-	$26,910,255
Depreciation charged for the year	186,209	430,228	219,724	1,426,001	-	288,495	24,646	2,573,303
Disposal	(2,365)	(1,363,070)	(26,152)	(16,568)	-		-	(1,408,155)
Transfers in (out)	-	(11,747)	(290,802)	-	-	302,549	-	-
Exchange differences	3,520	(50,439)	(12,436)	40,307	-	25,236	638	6,826
At December 31, 2020	$2,923,013	$5,390,966	$5,124,622	$14,004,064	$-	$616,280	$25,284	$28,084,229
Depreciation charged for the year	143,026	158,628	218,525	1,134,600	-	354,203	692,555	2,701,537
Disposal	(74,708)	(96,660)	(18,472)	(240,659)	-	(2,120)	(3,183)	(435,802)
Exchange differences	(297,859)	(546,657)	(525,526)	(1,450,837)	-	(76,985)	(23,223)	(2,921,087)
At December 31, 2021	$2,693,472	$4,906,277	$4,799,149	$13,447,168	$-	$891,378	$691,433	$27,428,877

Net book value
At December 31, 2020	$726,094	$322,874	$827,186	$3,881,698	$-	$1,266,836	$859,666	$7,884,354
At December 31, 2021	$546,211	$202,224	$613,295	$2,786,700	$248,686	$822,548	$4,677,637	$9,897,301

There was no impairment of property, plant and equipment recorded for the years ended December 31, 2021, 2020 and 2019. No property, plant and equipment were pledged as security for bank borrowings.